Cash and Cash Equivalents And Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents And Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents consisted of the following:

	December 31, 2018	December 31, 2017
Cash on hand and at banks	$27,764	$60,088
Short-term deposits	16,245	21,063
Restricted cash	2,600	5,307
Total cash, cash equivalents and restricted cash	$46,609	$86,458

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Restricted cash includes amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Acquisition’s credit facilities.